Statements of Stockholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash dividends per share (in dollars per share)	$ 4.20	$ 5.05
Successor
Special cash dividends per share (in dollars per share)	$ 4.50	$ 2.75
Cash dividends per share (in dollars per share)	$ 0.55	$ 1.45